Identification and business activity - Additional information (Details) oz in Thousands, lb in Millions		1 Months Ended		12 Months Ended
	Jan. 21, 2021 USD ($)	Mar. 31, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($) oz T lb	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Identification and business activity
Assets				$ 4,561,811,000	$ 3,979,617,000	$ 4,107,274,000
Unabsorbed cost due to production stoppage				25,509,000	27,758,000	0
Cash consideration				0	13,453,000	0
Total partners' deficit				(2,368,326,000)	(2,627,460,000)
Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proceeds collected				$ 16,958,000	$ 0	$ 0
Proportion of ownership interests held by non-controlling interests		100.00%
Volume of gold produced | oz				264,000	340,000	527,000
Description Of Location of Entity Operation				In order to perform its activities, the Company is required to obtain mining concessions or provisional permits for exploration and processing concessions for the treatment of mining ores from the Peruvian Ministry of Energy and Mines (MEM). Under Peru’s current legal and regulatory regime, these mining and processing rights are maintained by meeting a minimum annual level of production or investment and by the annual payment of a concession fee. A fine is payable for the years in which minimum production or investment requirements are not met. No fines were in the last years in relations to the Company's concessions. The Company holds mining concessions which exploration and processing rights do not expires as long as the Company comply with the legal requirements. To date the Company has complied with all the applicable legal requirements related to its concession rights.
Assets				$ 2,107,137,000	$ 2,313,438,000
Proceeds from assets held for sale				16,958,000	0	$ 0
Expenses recognised for assets held for sale				(152,224,000)	0	$ 0
Total partners' deficit				643,938,000	$ (324,386,000)
Minera Yanacocha SRL and subsidiary [Member] | Non-current assets held for sale
Identification and business activity
Proceeds collected				17,000,000
Assets				174,000,000
Agreed cash consideration for disposal of assets held for sale				68,000,000
Expected transaction costs				46,000,000
Proceeds from assets held for sale				17,000,000
Expenses recognised for assets held for sale				$ 152,000,000
Minera Yanacocha SRL and subsidiary [Member] | Quecher Main project [Member]
Identification and business activity
Volume of gold produced | oz				63,000	55,000
Assets					$ 449,800,000
Minera Yanacocha SRL and subsidiary [Member] | Conga Project [Member]
Identification and business activity
Assets				$ 262,000,000
Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Processing Capacity | T				548,500
Concentrator Facility Capacity | T				409,500
Pre Expansion Capacity Approved | T				361,500
Capacity of Crushed Leach Facility | T				39,000
Run Of Mine Capacity | T				100,000
Milling rates at concentrator plants | T				380,300
Milling rates to increase | T				400,000
Operating plans | T				331,600
Sociedad Minera Cerro Verde S.A.A. | Quecher Main project [Member]
Identification and business activity
Average production capacity | lb				200
Newmont Second Capital Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				51.35%
S.M.R.L. Chaupiloma Dos de Cajamarca | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Royalty rate on net sales				3.00%	3.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				100.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member] | Acquisition Of Ownership Interests In Subsidiaries [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			95.00%
Acquisition of ownership interest			43.65%
Cash consideration			$ 300,000,000
Contingent payments			$ 100,000,000
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member] | Sulfides Project [Member]
Identification and business activity
Approved investments for development phase				$ 500,000,000
Cyprus Climax Metals [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in subsidiary				53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				19.58%
other stakeholders [Member] | Sociedad Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests				5.86%
Mallay | Discontinued operations
Identification and business activity
Sale price, gross					$ 10,000,000
Sale price plus VAT					8,500,000
Related cost on sale of investments					3,600,000
Income from the reversal of provision for mining unit closure					$ 5,100,000
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				61.43%	61.43%
El Brocal | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary				100.00%	100.00%
Compaa Minera Condesa S.A | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests				43.65%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				0.00%	0.00%
Minas Buenaventura S.A.A [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				100.00%
Summit Global Management [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests				5.00%
Compaa de Minas Buenaventura Chile Ltda.
Identification and business activity
Percentage of share capital sold	100.00%
Sale price	$ 30,000
Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary				0.00%	10.00%